Summary of Significant Accounting Policies (Details) - Schedule of class A common stock subject to possible redemption reflected in condensed consolidated balance sheet - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Gross proceeds		$ 207,000,000
Less:
Proceeds allocated to Public Warrants		(11,902,500)
Class A common stock issuance costs	$ 25,000	206,750,000
Plus:
Accretion of carrying value to redemption value		12,626,239
Class A common stock subject to possible redemption	$ 0	207,000,000
Common Class A [Member]
Less:
Class A common stock issuance costs		(723,739)
Plus:
Class A common stock subject to possible redemption		$ 207,000,000